Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets
Intangible assets

4. Intangible assets

Intangible assets consisted of the following at December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Software development costs	$127,991	$39,308
	127,991	39,308
Less: Accumulated amortization	-	-
Intangible assets - net	$127,991	$39,308

The Company has incurred costs for software development. The software reached technological feasibility on May 23, 2023. As such the Company capitalized $39,308 in software development costs for the year ended December 31, 2023 and an additional $88,683 in costs during the year ended December 31, 2024. The Company will begin amortizing the asset once it reaches the stage of intended-use.